Investments	12 Months Ended
Dec. 31, 2025
Investments
Investments

15 Investments

Accounting policy

Investments, other than investments in joint arrangements and associates, are stated in the statement of financial position at fair value. Changes in the fair value of investments held as part of the venture capital portfolio are reported in disposals and other non-operating items in the income statement. All items recognised in the income statement relating to investments, other than investments in joint arrangements and associates, are reported as disposals and other non-operating items.

Venture capital investments represent interests in listed and unlisted securities. The fair value of listed securities is based on quoted prices in active markets. The fair value of unlisted securities is based on management’s estimate of fair value based on standard valuation techniques, including market comparisons and discounts of future cash flows, having regard to maximising the use of observable inputs and adjusting for risk. Advice from valuation experts is used as appropriate. Refer to note 17 for further information.

All joint arrangements are classified as joint ventures because the Group shares joint control and has rights to the net assets of the arrangements. Investments in joint ventures and associates are accounted for under the equity method and stated in the statement of financial position at cost as adjusted for post-acquisition changes in the Group’s share of net assets, less any impairment in value.

	2024 GBPm	2025 GBPm
Investments in joint ventures and associates	169	164
Venture capital and other investments	92	131
Total	261	295

An analysis of changes in the carrying value of investments in joint ventures and associates is set out below:

	2024 GBPm	2025 GBPm
At start of year	178	169
Share of results of joint ventures and associates	43	44
Dividends received from joint ventures and associates	(37)	(40)
Disposals and other	-	(7)
Exchange translation differences	(15)	(2)
At end of year	169	164

Summarised aggregate information in respect of the Group’s share of joint ventures and associates is set out below:

	RELX’s share
	2024 GBPm	2025 GBPm
Revenue	121	116
Net profit for the year	43	44

Total assets	198	182
Total liabilities	(97)	(86)
Net assets	101	96
Goodwill	68	68
Total	169	164

The Group’s consolidated other comprehensive income includes no income or losses relating to joint ventures and associates in 2025 and 2024.